SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
SHORT-TERM INVESTMENTS
Short-term investments

Short-term investments as of December 31, 2010 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposit	3.5 - 9.0%	January - July 2011	$279,663
Funds in trust management	9.2%	June 2011	26,987
Promissory notes	5.5 - 7.0%	April - June 2011	26,701
Other			243

Total			$333,594

        Short-term investments as of December 31, 2009 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Promissory notes	6.0%	March - June 2010	$144,572
Deposits	7.0% - 12.5%	January - July 2010	38,370
Funds in trust management	9.0%	October 2010	20,077
Other			3,451

Total			$206,470